Share-Based Compensation - Schedule of Options Granted (Details) - Stock Option Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Options Granted [Line Items]
Number of options, Outstanding at beginning of the year	2,898,015	2,842,496	2,939,434
Weighted average exercise price, Outstanding at beginning of the year	$ 5.37	$ 5.63	$ 5.85
Number of options, Granted		265,000	53,192
Weighted average exercise price, Granted		$ 3.11	$ 3.53
Number of options, Forfeited and expired	(160,439)	(209,481)	(150,130)
Weighted average exercise price, Forfeited and expired	$ 5.43	$ 6.05	$ 9.31
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options, Outstanding at end of the year	2,737,576	2,898,015	2,842,496
Weighted average exercise price, Outstanding at end of the year	$ 5.36	$ 5.37	$ 5.63
Number of options, Exercisable at end of the year	2,687,135	2,315,048	2,245,993
Weighted average exercise price, Exercisable at end of the year	$ 5.24	$ 5.46	$ 5.53